Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Income Taxes
Note 16 - Income Taxes

A.	Tax under various laws

The Company and its subsidiaries are assessed for income tax purposes on a separate basis. Each of the subsidiaries is subject to the tax rules prevailing in the country of incorporation.

B.	Details regarding the tax environment of the Israeli companies

(1)	Corporate tax rate

Presented hereunder are the tax rates relevant to the Company in Israel for the years 2016-2018:
2016 – 25%
2017 – 24%
2018 – 23%

On January 4, 2016 the Knesset plenum passed the Law for the Amendment of the Income Tax Ordinance (Amendment 216) - 2016, by which, inter alia, the corporate tax rate would be reduced by 1.5% to a rate of 25% as from January 1, 2016.

Furthermore, on December 22, 2016 the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which, inter alia, the corporate tax rate would be reduced from 25% to 23% in two steps. The first step will be to a rate of 24% as from January 2017 and the second step will be to a rate of 23% as from January 2018.

Current taxes for the reported periods are calculated according to the enacted tax rates presented above, subject to the benefit under the Law for the Encouragement of Capital Investment.

(2)	Benefits under the Law for the Encouragement of Capital Investments (hereinafter - “the Encouragement Law”)

(a)	Approved and Beneficiary Enterprise

An industrial enterprise of the Company was granted “Approved Enterprise” and “Beneficiary Enterprise” status in accordance with the Encouragement Law. The tax benefit of the Approved Enterprise has expired and the Company has chosen 2010 as the years of election for the Beneficiary Enterprise.

The income generated by the “Beneficiary Enterprise” is exempt from tax over a period of up to 10 years beginning with the year in which the Company first had taxable income and subject to the years of election (limited to the earlier of a maximum period of 12 years from the year of election).

The benefit period of the Beneficiary Enterprise will end in 2021. The benefits are contingent upon compliance with the terms of the Encouragement Law, such provisions generally require that at least 25% of the Beneficiary Enterprise’s income will derive from export. The Company is currently in compliance with these terms.

(b)	Amendment to the Law for the Encouragement of Capital Investments – 1959

On December 29, 2010 the Knesset approved the Economic Policy Law for 2011-2012, which includes an amendment to the Law for the Encouragement of Capital Investments – 1959 (hereinafter – “the Amendment”). Companies could choose not to be included in the scope of the Amendment to the Encouragement Law and to stay in the scope of the law before its amendment until the end of the benefits period of its Approved/Beneficiary Enterprise.

On August 5, 2013 the Knesset passed the Law for Changes in National Priorities (Legislative Amendments for Achieving Budget Objectives in the Years 2013 and 2014) – 2013, which determined that as of 2014 tax year the tax rate on preferred income will be 9% for Development Area A in which the Company is situate and 16% for the rest of the country.

On December 22, 2016, the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which, inter alia, preferred enterprise in development area A will be subject to tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

(c)
A company having a Beneficiary Enterprise that distributes a dividend from exempt income, will be required in the tax year of the dividend distribution to pay income tax on the amount of the dividend distributed at the tax rate that would have been applicable to it in the year the income was produced if it had not been exempt from tax.

The Company intends to indefinitely reinvest the amount of its tax-exempt income and not distribute any amounts of its undistributed tax exempt income as a dividend. Accordingly, no deferred tax liabilities have been provided on income attributable to the Company's Approved and Beneficiating Enterprise programs.

Out of Camtek's retained earnings as of December 31, 2018 approximately $19,087 are tax-exempt earnings attributable to its Approved Enterprise and approximately $2,902 are tax-exempt earnings attributable to its Beneficiating Enterprise. The tax-exempt income attributable to the Approved and Beneficiating Enterprises cannot be distributed to shareholders without subjecting the Company to taxes. If these retained tax-exempt profits are distributed, the Company would be taxed at the reduced corporate tax rate applicable to such profits (currently – up to 25% pursuant to the implementation of the Investment Law). According to the Amendment, tax-exempt income generated under the Beneficiating Enterprise will be taxed upon dividend distribution or complete liquidation, whereas tax exempt income generated under the Approved Enterprise will be taxed only upon dividend distribution (but not upon complete liquidation, as the tax liability will be incurred by the shareholders).

As of December 31, 2018, if the income attributed to the Approved Enterprise was distributed as a dividend, the Company would incur a tax of approximately $4,771. If income attributed to the Beneficiary Enterprise was distributed as dividend, or upon liquidation, the Company would incur a tax in the amount of approximately $725. These amounts will be recorded as an income tax expense in the period in which the Company declares the dividend.

C.	Details regarding the tax environment of the Non-Israeli companies

Non-Israeli subsidiaries are taxed according to the tax laws in their countries of residence under local tax laws and regulations.

D.	Composition of income (loss) before income taxes and income tax expense (benefit)

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars (in thousands)
Income (loss) before income taxes from continuing operations:
Israel	18,746	(4,761)	(390)
Non-Israeli	2,015	1,574	1,562

	20,761	(3,187)	1,172

Income tax expense from continuing operations:
Current:
Israel	(306)	56	28
Non-Israeli	635	122	372
	329	178	400

Deferred tax expense (benefit) from continuing operations:
Israel	1,867	(5,125)	620
Non-Israeli	(166)	72	(717)
	1,701	(5,053)	(97)

	2,030	(4,875)	303

E.	Reconciliation of income tax expense at the statutory rate to actual income tax expense

The following is a reconciliation of the theoretical income tax expense, assuming all income is taxed at the statutory tax rate applicable to Israeli companies, and the actual income tax expense:

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars (in thousands)
Income (loss) before income taxes from continuing operations	20,761	(3,187)	1,172

Statutory tax rate	23%	24%	25%

Theoretical income tax expense (benefit)	4,775	(765)	293

Increase (decrease) in income tax expense resulting from:

Change in valuation allowance	(346)	(185)	(721)

Non-deductible expenses(*)	214	186	182

Differences between foreign currencies
and dollar-adjusted financial statements, net	240	(587)	(120)

Tax rate differential	(3,072)	633	(57)

Change in tax rate	-	182	592

Recognition of income tax benefit with respect to losses related to investment in subsidiaries	-	(4,929)	-

Other	219	590	134

Actual income tax expense (benefit)	2,030	(4,875)	303

(*)          Including non-deductible share based compensation.

F.	Deferred tax assets and liabilities

The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	December 31,
	2018	2017
	U.S. Dollars (in thousands)
Deferred tax assets:
Allowance for doubtful accounts	81	92
Inventory write-down	267	376
Unearned revenue	275	63
Accrued expenses	441	367
Net operating losses (NOL) and tax credit carryforwards	1,904	4,218
Other temporary differences	138	113

Total gross deferred tax assets	3,106	5,229
Valuation allowance	-	(496)

Deferred tax asset, net of valuation allowance	3,106	4,733

Deferred tax liabilities:
Property, plant and equipment	(231)	(242)
Undistributed earnings	(509)	(424)
	(740)	(666)

Net deferred tax assets	2,366	4,067

Deferred tax assets are recognized for the anticipated tax benefits associated with operating loss carryforwards, tax credit carryforwards and deductible temporary differences. If it is more likely than not that some or all of the deferred tax assets will not be realized, the deferred tax credits are reduced by a valuation allowance.

In assessing the realizability of deferred tax assets, Management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

At December 31, 2018 and 2017 the Company had a valuation allowance of $0 and $496. The net change in the total valuation allowance was a decrease of $496, $1,726 and $865 for the years ended December 31, 2018, December 31, 2017 and December 31, 2016 respectively.

As of December 31, 2018, the Company in Israel has a regular NOL aggregating approximately $23,428 and tax credit carryforwards of $396 that will not expire. Based on the earnings history of the Company’s Israeli operations in recent years and Management’s expectation of continued profitability, Management believes that $1,413 of its deferred tax assets in Israel are more likely than not to be realized over the next three years. The amount of the Israeli deferred tax assets considered realizable, however, could be revised in the near term if estimates of future taxable income are changed.

As of December 31, 2018, a foreign subsidiary has NOL carryforwards aggregating approximately $601 that can be carried forward indefinitely.

G.	Accounting for uncertainty in income taxes

For the years ended December 31, 2018, 2017 and 2016, the Company did not have any significant unrecognized tax benefits. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

The Company accounts for interest and penalties related to an underpayment of income taxes as a component of income tax expense. For the years ended December 31, 2018, 2017 and 2016, no interest and penalties related to income taxes have been accrued.

H.	Tax assessments

The Company in Israel files its income tax returns in Israel while its principle foreign subsidiaries file their income tax returns in Belgium, Hong Kong, and United States of America. The Israeli tax returns of Camtek are open to examination by the Israeli Tax Authorities for the tax years beginning 2017, while the tax returns of its principal foreign subsidiaries remain subject to examination for the tax years beginning 1999 in Belgium, 2012 in Hong Kong and 2015 in the United States of America.